Effects on Initial Application of IFRS 9 and Information for the Year Ended December 31, 2017 in Conformity With IAS 39 - Aging of Accounts Receivable which are Past Due But Not Impaired (Detail)
$ in Thousands, $ in Thousands
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable	$ 4,453,669	$ 148,902	$ 4,747,288
Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable	4,454,255		4,747,834	$ 4,013,705
Financial assets past due but not impaired [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable					$ 15,872
Within 1 month [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable	13,733		18,807
Within 1 month [member] | Financial assets past due but not impaired [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable					10,482
1 - 2 months [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable	$ 441		131,787
1 - 2 months [member] | Financial assets past due but not impaired [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable					477
2 - 3 months [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable			1,436
2 - 3 months [member] | Financial assets past due but not impaired [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable					426
3 - 4 months [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable			180
3 - 4 months [member] | Financial assets past due but not impaired [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable					1,431
Over 4 months [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable			$ 324
Over 4 months [member] | Financial assets past due but not impaired [member] | Accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts and notes receivable					$ 3,056